Prudential Investment Portfolios 2

PGIM Jennison Small-Cap Core Equity Fund

Supplement dated October 17, 2019 to the Fund's Currently Effective Statement of Additional Information (SAI)

Effective immediately, the information below replaces the information currently appearing in the SAI. To reflect these changes, the SAI is revised, as follows:

1.In Part I of the SAI, the table entitled "Portfolio Managers: Information About Other Accounts" is hereby deleted in its entirety, and the following new table is hereby substituted:

Other Funds and Investment Accounts Managed by the Portfolio Managers
Subadviser	Portfolio Managers	Registered	Other Pooled	Other Accounts*
		Investment	Investment
		Companies	Vehicles
Jennison	Jason M. Swiatek,	2/$2,900,189,000	5/$944,056,000	9/$1,615,053,000
Associates LLC	CFA*^
	Sheetal M. Prasad,	2/$3,788,024,000	5/$768,088,000	8/$1,611,798,000
CFA*^
	Eric Sartorius, CFA^	1/$318,455,000	4/$767,046,000	8/$1,611,798,000

*Other Accounts excludes the assets and number of accounts in wrap fee programs that are managed using model portfolios.

^Information in the above table is as of July 31, 2019.